Other operating items (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	Feb. 22, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Other Income and Expenses [Abstract]
Impairment	$ 0	$ 0	$ (152)	$ 0	$ (152)
Gain on disposals	2	0	11	0	11
Other operating income	0	0	0	0	3
Total other operating items	$ 2	$ 0	$ (141)	$ 0	$ (138)